Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Gain (Loss) on Investments [Line Items]
Equity method Investments, carrying value	¥ 194,188	¥ 196,015
Held-to-maturity Securities
Gain (Loss) on Investments [Line Items]
Impairment loss on securities	¥ 0	0	¥ 0
Orico
Gain (Loss) on Investments [Line Items]
Percentage of proportionate share to the total outstanding common shares	21.50%
Maximum percentage of proportionate share to the total outstanding common shares if convertible preferred shares are fully converted	58.00%
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Equity method Investments, carrying value	¥ 84,183	78,458
Equity method Investments, aggregated market values	¥ 121,198	¥ 96,471